Non-Controlling Interest (NCI) - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 Exchange_Rate	Dec. 04, 2019 MXN ($) $ / $	Dec. 04, 2019 USD ($) $ / $	Dec. 31, 2018 Exchange_Rate	Jun. 12, 2018 MXN ($) $ / $	Jun. 12, 2018 USD ($) $ / $	Dec. 31, 2017 MXN ($) Exchange_Rate	Mar. 23, 2017 MXN ($) $ / $	Mar. 23, 2017 USD ($) $ / $	Dec. 31, 2015	Apr. 20, 2015	Feb. 24, 2006
Non Controlling Interest [Line Items]
Percentage of common stock voting										100.00%		85.00%
Name of acquiree	Desarrollo De Concesiones Aeroportuarias SL (DCA)
Description of how acquirer obtained control of acquiree	On April 20, 2015 the Company acquired 100% of the shares of DCA, which owns 74.5% of the shares of MBJA and the remaining 25.5% is hold by Vantage, as a non-controlling shareholder.
Dividend payment from retained earnings			$ 30,000			$ 30,000	$ 130,846		$ 26,000
Closing exchange rate	18.8452	19.1785	19.1785	19.6829	19.0115	19.0115	19.7354	19.4942	19.4942
MBJA [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree											74.50%
Vantage Airport Group Limited [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree											25.50%
Dividend payment from retained earnings		$ 146,715	$ 7,650		$ 145,438	$ 7,650		$ 129,247	$ 6,630
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
Percentage of common stock voting											100.00%
Dividend payment from retained earnings		$ 428,639	$ 22,350		$ 424,907	$ 22,350		$ 377,603	$ 19,370
Closing exchange rate		19.1785	19.1785		19.0115	19.0115		19.4942	19.4942